Shareholder Report, Average Annual Return (Details)	3 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000259181
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lazard Equity Megatrends ETF
C000259182
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lazard International Dynamic Equity ETF
C000259183
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lazard Japanese Equity ETF
C000259184
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lazard Next Gen Technologies ETF
Without Sales Load [Member] | C000259181
Average Annual Return [Line Items]
Average Annual Return, Percent	21.39%
Without Sales Load [Member] | C000259182
Average Annual Return [Line Items]
Average Annual Return, Percent			22.32%	13.91%	6.95%
Without Sales Load [Member] | C000259183
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%
Without Sales Load [Member] | C000259184
Average Annual Return [Line Items]
Average Annual Return, Percent	37.16%
Lazard Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent	20.67%
Lazard Index: MSCI EAFE/ACWI ex-US Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE/ACWI ex US Linked Index
Average Annual Return, Percent			17.72%	11.30%	6.58%
Lazard Index: TOPIX Net Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TOPIX Net Total Return Index
Average Annual Return, Percent	16.00%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent	21.58%
Lazard Index: MSCI ACWI ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent			17.72%	10.13%	6.12%